Employee benefits	12 Months Ended
Sep. 30, 2022
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates various post-employment plans, including defined benefit and defined contribution pension plans as well as other benefit plans for its employees.
DEFINED BENEFIT PLANS
The Company operates defined benefit pension plans primarily for the benefit of employees in the U.K., Germany and France, with smaller plans in other countries. The benefits are based on pensionable salary and years of service and are funded with assets held in separate funds.
The defined benefit plans expose the Company to interest risk, inflation risk, longevity risk, currency risk and market investment risk.
The following description focuses mainly on plans registered in the U.K., France and Germany:
U.K.
In the U.K., the Company has three defined benefit pension plans, the CMG U.K. Pension Scheme, the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan.
The CMG U.K. Pension Scheme is closed to new members and is closed to further accrual of rights for existing members. The Logica U.K. Pension & Life Assurance Scheme is still open but only for employees who come from the civil service with protected pensions. The Logica Defined Benefit Pension Plan was created to mirror the Electricity Supply Pension Scheme and was created for employees that worked for National Grid and Welsh Water with protected benefits.
Both the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan are employer and employee based contribution plans.
The trustees are the custodians of the defined benefit pension plans and are responsible for the plan administration, including investment strategies. The trustees review periodically the investment and the asset allocation policies. As such, the CMG U.K. Pension Scheme policy is to target an allocation up to a maximum of 45% to return-seeking assets such as equities; the Logica U.K. Pension & Life Assurance Scheme policy is to invest 15% of the scheme assets in equities and 85% in bonds; and the Logica Defined Benefit Pension Plan policy is to invest 15% of the plan assets in equities and 85% in bonds.
The U.K. Pensions Act 2004 requires that full formal actuarial valuations are carried out at least every three years to determine the contributions that the Company should pay in order for the plan to meet its statutory objective, taking into account the assets already held. In the interim years, the trustees need to obtain estimated funding updates unless the scheme has less than 100 members in total.
The latest funding actuarial valuations of the three defined benefit pension plans described above were being performed as at September 30, 2021 and the results were finalized during the year ended September 30, 2022 with the following recommendations:
–The actuarial valuation of the CMG U.K. Pension Scheme reported a surplus of $34,707,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. During fiscal 2022, the Company contributed an amount of $693,000 to cover administration expenses; and
–The actuarial valuation of the Logica U.K. Pension & Life Assurance Scheme reported a surplus of $85,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. During fiscal 2022, the Company contributed an amount of $314,000 to cover service costs; and
–The actuarial valuation of the Logica Defined Benefit Pension Plan reported a surplus of $17,819,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. Since November 30, 2019, the Company did not contribute to the plan.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
France
In France, the retirement indemnities are provided in accordance with the Labour Code. Upon retirement, employees receive an indemnity, depending on the salary and seniority in the Company, in the form of a lump-sum payment.
Germany
In Germany, the Company has numerous defined benefit pension plans which are all closed to new members. In the majority of the plans, upon retirement of employees, the benefits are in the form of a monthly pension and in a few plans, the employees receive an indemnity in the form of a lump-sum payment.There are no mandatory funding requirements. The plans are funded by the contributions made by the Company. In some plans, insurance policies are taken out to fund retirement benefit plans. These do not qualify as plan assets and are presented as reimbursement rights, unless they are part of a reinsured support fund or are pledged to the employees.
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2022	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(525,262)	(77,477)	(61,420)	(60,368)	(724,527)
Fair value of plan assets	571,909	—	11,028	33,616	616,553
	46,647	(77,477)	(50,392)	(26,752)	(107,974)
Fair value of reimbursement rights	—	—	18,495	382	18,877
Net asset (liability) recognized in the balance sheet	46,647	(77,477)	(31,897)	(26,370)	(89,097)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	18,495	382	18,877
Retirement benefits assets	46,647	—	—	424	47,071
Retirement benefits obligations	—	(77,477)	(50,392)	(27,176)	(155,045)
	46,647	(77,477)	(31,897)	(26,370)	(89,097)

As at September 30, 2021	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(881,008)	(77,006)	(94,381)	(82,159)	(1,134,554)
Fair value of plan assets	986,359	661	12,234	37,040	1,036,294
	105,351	(76,345)	(82,147)	(45,119)	(98,260)
Fair value of reimbursement rights	—	—	20,823	427	21,250
Net asset (liability) recognized in the balance sheet	105,351	(76,345)	(61,324)	(44,692)	(77,010)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	20,823	427	21,250
Retirement benefits assets	105,351	—	—	877	106,228
Retirement benefits obligations	—	(76,345)	(82,147)	(45,996)	(204,488)
	105,351	(76,345)	(61,324)	(44,692)	(77,010)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	881,008	77,006	94,381	82,159	1,134,554
Current service cost	1,114	5,673	531	5,735	13,053
Interest cost	16,877	740	768	2,748	21,133
Business acquisitions (Note 26a)	—	10,192	—	—	10,192
Actuarial gains due to change in financial assumptions[1]	(285,653)	(20,586)	(25,735)	(10,104)	(342,078)
Actuarial losses (gains) due to change in demographic assumptions[1]	7,882	921	—	(520)	8,283
Actuarial losses due to experience[1]	4,081	12,112	2,214	3,848	22,255
Plan participant contributions	80	—	—	—	80
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Foreign currency translation adjustment[1]	(76,109)	(6,641)	(7,244)	(4,217)	(94,211)
Other	—	—	—	(11,994)	(11,994)
As at September 30, 2022	525,262	77,477	61,420	60,368	724,527
Defined benefit obligations of unfunded plans	—	77,477	—	18,829	96,306
Defined benefit obligations of funded plans	525,262	—	61,420	41,539	628,221
As at September 30, 2022	525,262	77,477	61,420	60,368	724,527

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2020	891,628	84,442	104,090	83,584	1,163,744
Current service cost	1,114	6,004	665	8,095	15,878
Interest cost	13,490	529	642	2,867	17,528
Past service cost	346	—	—	—	346
Actuarial losses (gains) due to change in financial assumptions[1]	21,722	(2,922)	(1,201)	(1,125)	16,474
Actuarial (gains) losses due to experience[1]	(9,994)	(3,498)	521	(559)	(13,530)
Plan participant contributions	92	—	—	—	92
Benefits paid from the plan	(29,936)	—	(1,053)	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,492)	(2,954)	(2,242)	(7,688)
Foreign currency translation adjustment[1]	(7,454)	(5,057)	(6,329)	(4,940)	(23,780)
As at September 30, 2021	881,008	77,006	94,381	82,159	1,134,554
Defined benefit obligations of unfunded plans	—	77,006	—	40,491	117,497
Defined benefit obligations of funded plans	881,008	—	94,381	41,668	1,017,057
As at September 30, 2021	881,008	77,006	94,381	82,159	1,134,554
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	986,359	661	33,057	37,467	1,057,544
Interest income on plan assets	18,901	—	274	1,907	21,082
Employer contributions	1,007	1,318	2,638	4,449	9,412
Return on assets excluding interest income[1]	(324,003)	—	(214)	(1,836)	(326,053)
Plan participant contributions	80	—	—	393	473
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Administration expenses paid from the plan	(1,568)	—	—	(7)	(1,575)
Foreign currency translation adjustment[1]	(84,849)	(39)	(2,737)	(1,088)	(88,713)
As at September 30, 2022	571,909	—	29,523	33,998	635,430
Plan assets	571,909	—	11,028	33,616	616,553
Reimbursement rights	—	—	18,495	382	18,877
As at September 30, 2022	571,909	—	29,523	33,998	635,430

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2020	977,137	692	35,271	35,357	1,048,457
Interest income on plan assets	14,795	5	216	1,507	16,523
Employer contributions	1,640	2,492	3,462	7,649	15,243
Return on assets excluding interest income[1]	32,252	7	384	1,836	34,479
Plan participant contributions	92	—	—	393	485
Benefits paid from the plan	(29,936)	—	(1,053)	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,492)	(2,954)	(2,242)	(7,688)
Administration expenses paid from the plan	(1,400)	—	—	(8)	(1,408)
Foreign currency translation adjustment[1]	(8,221)	(43)	(2,269)	(3,504)	(14,037)
As at September 30, 2021	986,359	661	33,057	37,467	1,057,544
Plan assets	986,359	661	12,234	37,040	1,036,294
Reimbursement rights	—	—	20,823	427	21,250
As at September 30, 2021	986,359	661	33,057	37,467	1,057,544
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The plan assets at the end of the years consist of:

As at September 30, 2022	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Quoted equities	196,611	—	—	—	196,611
Quoted bonds	102,658	—	—	—	102,658
Cash	143,312	—	—	65	143,377
Other[1]	129,328	—	11,028	33,551	173,907
	571,909	—	11,028	33,616	616,553

As at September 30, 2021	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Quoted equities	426,066	—	—	—	426,066
Quoted bonds	109,787	—	—	—	109,787
Cash	36,974	—	—	64	37,038
Other[1]	413,532	661	12,234	36,976	463,403
	986,359	661	12,234	37,040	1,036,294
[1]    Other is mainly composed of quoted investment funds and various insurance policies to cover some of the defined benefit obligations.

Plan assets do not include any shares of the Company, property occupied by the Company or any other assets used by the Company.
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2022	2021
	$	$
Current service cost	13,053	15,878
Past service cost	—	346
Net interest on net defined benefit obligations or assets	51	1,005
Administration expenses	1,575	1,408
	14,679	18,637
[1]The expense was presented as costs of services, selling and administrative for an amount of $13,053,000 and as net finance costs for an amount of $1,626,000 (Note 25) ($16,224,000 and $2,413,000, respectively for the year ended September 30, 2021).
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions
The following are the principal actuarial assumptions calculated as weighted averages of the defined benefit obligations. The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2022	U.K	France	Germany	Other
	%	%	%	%
Discount rate	4.95	3.75	4.07	6.02
Future salary increases	0.35	3.77	2.50	2.51
Future pension increases	3.30	—	2.10	0.60
Inflation rate	3.60	2.20	2.00	4.06

As at September 30, 2021	U.K.	France	Germany	Other
	%	%	%	%
Discount rate	2.03	0.90	0.88	4.22
Future salary increases	0.35	3.75	2.50	2.36
Future pension increases	3.38	—	1.80	0.10
Inflation rate	3.45	1.50	2.00	3.75
The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2022	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	22.0	21.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	23.0
Females	25.3	26.0

As at September 30, 2021	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	21.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	23.0
Females	25.4	26.0
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions (continued)
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country. Mortality assumptions for the most significant countries are based on the following post-retirement mortality tables for the year ended September 30, 2022: (1) U.K.: 100% S2PxA (year of birth) plus CMI_2020 projections with 1.25% p.a. minimum long term improvement rate, (2) Germany: Heubeck RT2018G and (3) France: INSEE TVTD 2016-2018.
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2022	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(19,249)	(2,294)	(1,512)
Decrease of 0.25% in the discount rate	20,234	2,500	1,578
Salary increase of 0.25%	193	2,584	20
Salary decrease of 0.25%	(188)	(2,388)	(19)
Pension increase of 0.25%	13,324	—	774
Pension decrease of 0.25%	(12,614)	—	(747)
Increase of 0.25% in inflation rate	21,301	2,584	774
Decrease of 0.25% in inflation rate	(16,005)	(2,388)	(747)
Increase of one year in life expectancy	12,957	281	1,511
Decrease of one year in life expectancy	(13,093)	(320)	(1,360)

As at September 30, 2021	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(36,571)	(2,716)	(2,986)
Decrease of 0.25% in the discount rate	38,221	2,851	3,144
Salary increase of 0.25%	480	2,870	35
Salary decrease of 0.25%	(471)	(2,746)	(34)
Pension increase of 0.25%	25,254	—	1,440
Pension decrease of 0.25%	(24,480)	—	(1,381)
Increase of 0.25% in inflation rate	36,172	2,870	1,440
Decrease of 0.25% in inflation rate	(34,478)	(2,746)	(1,381)
Increase of one year in life expectancy	27,907	555	3,131
Decrease of one year in life expectancy	(27,556)	(585)	(2,761)
The sensitivity analysis above has been based on a method that extrapolates the impact on the defined benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the year.
The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2022	2021
	(in years)
U.K.	17	18
France	13	15
Germany	11	13
Other	8	9
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The Company expects to contribute $7,257,000 to defined benefit plans during the next year, of which $329,000 relates to the U.K. plans, and $6,928,000 relates to the other plans. The contributions will include new benefit accruals.
DEFINED CONTRIBUTION PLANS
The Company also operates defined contribution pension plans. In some countries, contributions are made into the state pension plans. The pension cost for defined contribution plans amounted to $226,079,000 in 2022 ($224,010,000 in 2021).
In addition, in Sweden, the Company contributes to a multi-employer plan, Alecta SE (Alecta) pension plan, which is a defined benefit pension plan. This pension plan is classified as a defined contribution plan as sufficient information is not available to use defined benefit accounting. Alecta lacks the possibility of establishing an exact distribution of assets and provisions to the respective employers. The Company’s proportion of the total contributions to the plan is 0.48% and the Company’s proportion of the total number of active members in the plan is 0.47%.
Alecta uses a collective funding ratio to determine the surplus or deficit in the pension plan. Any surplus or deficit in the plan will affect the amount of future contributions payable. The collective funding is the difference between Alecta’s assets and the commitments to the policy holders and insured individuals. The collective funding ratio is normally allowed to vary between 125% and 175%. As at September 30, 2022, Alecta collective funding ratio was 189% (169% in 2021). The plan expense was $29,539,000 in 2022 ($31,807,000 in 2021). The Company expects to contribute $20,131,000 to the plan during the next year.
OTHER BENEFIT PLANS
As at September 30, 2022, the deferred compensation liability totaled $81,452,000 ($91,943,000 as at September 30, 2021) (Note 15) and the deferred compensation assets totaled $71,863,000 ($81,633,000 as at September 30, 2021) (Note 11). The deferred compensation liability is mainly related to plans covering some of its U.S. and German management. Some of the plans include assets that will be used to fund the liabilities.
For the deferred compensation plan in the U.S., a trust was established so that the plan assets could be segregated; however, the assets are subject to the Company’s general creditors in the case of bankruptcy. The assets composed of investments vary with employees’ contributions and changes in the value of the investments. The change in liabilities associated with the plan is equal to the change of the assets. The assets in the trust and the associated liabilities totaled $71,863,000 as at September 30, 2022 ($81,245,000 as at September 30, 2021).